Submission	Aug. 21, 2024
Submission [Line Items]
Central Index Key	0001335258
Registrant Name	Live Nation Entertainment, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES